Income Taxes - Reconciliation between the effective income tax rate and the federal statutory income tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Federal tax at statutory rate	21.00%	26.50%
Permanent book/tax differences	(4.90%)	(2.10%)
Return to provision adjustments	0.60%	0.20%
Foreign rate differential	0.10%	0.10%
State tax impact		(0.10%)
Impact of foreign exchange rate changes	(14.30%)	(3.90%)
Impact of convertible debt	(2.00%)
Tax Credits		6.40%
Change in valuation allowance	(5.70%)	(24.60%)
Total tax (expense) benefit	(0.20%)	2.50%